Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ (38)	$ (33)	$ (35)	$ (33)
Provision for credit losses
Purchases	2	3	4	6
Sales and maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(3)	(3)	(8)	(7)
Exchange rate and other	5	1	6	3
Balance at end of period	(35)	(33)	(35)	(33)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4	6	4
Provision for credit losses
Purchases	2	3	4	6
Sales and maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(1)	(1)	(4)	(3)
Exchange rate and other	1	1	1	1
Balance at end of period	5	6	5	6
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(42)	(37)	(41)	(37)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	(4)	(4)
Exchange rate and other	4		5	2
Balance at end of period	$ (40)	$ (39)	$ (40)	$ (39)